Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Loss per share
25.	Loss per share

(a)	Basic loss per share

Basic loss per share for the years ended December 31, 2023, 2024 and 2025 are calculated by dividing net loss attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the respective year.

	Year ended December 31,
	2023	2024	2025

Net loss from continuing operations attributable to equity holders of the Company (RMB’000)	1,294,030	908,330	416,257
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526	9,734,338,690
Basic loss per share (RMB per share)	0.57	0.35	0.04

	Year ended December 31,
	2023	2024		2025

Net loss from discontinued operations attributable to equity holders of the Company (RMB’000)	12,883	5,154		22,698
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526		9,734,338,690
Basic loss per share (RMB per share)	0.01	0.00	*	0.00	*

*	Representing amount less than RMB0.01.

	Year ended December 31,
	2023	2024	2025

Net loss attributable to equity holders of the Company (RMB’000)	1,306,913	913,484	438,955
Weighted average number of ordinary shares in issue	2,259,760,407	2,630,750,526	9,734,338,690
Basic loss per share (RMB per share)	0.58	0.35	0.05
(b)	Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. During the years ended December 31, 2024 and 2025, the Company had no dilutive potential ordinary shares as the effect of all potential ordinary shares are determined to be anti-dilutive.

The computations of basic and diluted loss per Class A, Class B and Class C ordinary share are the same as they have the same rights to participate in profits and are all treated as ordinary shares on an as converted basis.